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                                    FORM 13F

                UNITED STATES SECURITIES AND EXCHANGE COMMISSION

                              Washington, DC 20549

                               Form 13F COVER PAGE

        Report for the Calendar Year or Quarter Ended: September 30, 2001
                                                       ------------------

                Check here if Amendment [ ]: Amendment Number:

                                        This Amendment (Check only one):

                                        |_| is a restatement
                                        |_| adds new holdings entries

Institutional Investment Manger Filing this Report:
Name:    Cliffwood Partners LLC
Address: 11726 San Vicente Blvd. #600
         Los Angeles, CA  90049


Form 13F File Number:  -
                     ---------------

         The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:
Name:    Carl B. Tash
Title:   Chief Executive Officer
Phone:   (310) 442-0370 Ext. 223
Signature, Place and Date of Signing:

/s/  Carl B. Tash              11726 San Vicente Blvd. #600    November 13, 2001
-----------------------------  Los Angeles, CA  90049



Report Type (Check only one):

|X| 13F HOLDINGS REPORT

|_| 13F NOTICE

|_| 13F COMBINATION REPORT

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                              Form 13F Summary Page

                                 Report Summary:

Number of Other Included Managers:         0


Form 13F Information Table Entry Total:    18


Form 13F Information Table Value Total:    $199,555.6 (thousands)


List of Other Included Managers:           None

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
                  NAME OF ISSUER             TITLE OF CLASS           CUSIP              VALUE            # OF SHARES       SOLE
-----------------------------------------------------------------------------------------------------------------------------------
Arden Realty Group Inc.                            com              039793104           $24,245,474.00           948,200    sole
Apartment Investment & Management                  com              03748R101            $7,793,772.00           172,200    sole
Boston Properties Group                            com              101121101            $1,223,973.00            32,100    sole
Camden Property Trust                              com              133131102            $4,307,310.00           116,100    sole
Catellus Development Corp.                         com              149111106           $10,215,312.00           584,400    sole
Clayton Homes Inc.                                 com              184190106           $16,288,220.00         1,335,100    sole
Essex Property Trust                               com              297178105           $22,114,640.00           450,400    sole
Felcor Suite Hotels                                com              31430F101            $7,373,290.00           548,200    sole
Highwoods Properties Inc.                          com              431284108            $3,130,875.00           126,500    sole
Hospitality Properties Investment Trust            com              44106M102            $5,165,160.00           214,500    sole
HRPT PPTYS TR COM SH BEN INT                       com              40426W101           $18,678,858.00         2,294,700    sole
Manufactured Home Communities                      com              564682102           $11,608,272.00           381,600    sole
Pan Pacific Retail Properties                      com              69806L104           $12,998,455.00           493,300    sole
PS Business Parks, Inc.                            com              69360J107            $6,523,350.00           235,500    sole
Rouse Company                                      com              779273101           $22,664,209.00           937,700    sole
Shurgard Storage Center                            com              82567D104              $723,360.00            24,000    sole
United Dominion Realty                             com              910197102            $9,327,696.00           653,200    sole
Vornado Realty Trust                               com              929042109           $15,173,340.00           382,200    sole
                                                                                  ---------------------
REPORT SUMMARY                            18 data records                              $199,555,566.00
                                                                                  =====================